RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables, net [Abstract]
Value added tax	$ 156,627	$ 149,021
Tax credits	72,957	77,887
Employee advances and loans	4,701	6,429
Advances to suppliers	15,563	44,239
Advances to suppliers with related parties (Note 26)	2,854	3
Expenses paid in advance	15,862	13,244
Government tax refunds on exports	17,311	32,522
Receivables with related parties (Note 26)	9,536	29,190
Others	14,339	9,638
Receivables, net – Current	$ 309,750	$ 362,173